RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

16. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances:

        The amount due from related party of $4,688,692 as of December 31, 2013 is a trade receivable from the affiliate Suzhou Gaochuangte New Energy Co. Ltd ("Gaochuangte"), the Company's 40% owned affiliate, for module products sold.

        The amount due from related party of $9,977,177 as of December 31, 2012 is a trade receivable from the affiliate Gaochuangte, the Company's 40% owned affiliate, for module products sold.

        The amount due to related party of $19,871,718 as of December 31, 2013 consists of (i) a government award of $360,839, payable to Dr. Shawn Qu, Chairman, President, Chief Executive Officer, and major shareholder of the Company, which was initially paid to the Company, (ii) a trade payable of $19,510,879 to Gaochuangte for the EPC service fees.

        The amount due to related party of $5,036,642 as of December 31, 2012 consists of (i) a government award of $283,191, payable to Dr. Shawn Qu, Chairman, President, Chief Executive Officer, and major shareholder of the Company, which was initially paid to the Company, and (ii) a trade payable of $4,753,451 to Gaochuangte for the EPC service fees.

Related party transactions:

Guarantees and loans

        Dr. Shawn Qu fully guaranteed a one-year RMB1,520 million, RMB1,001 million and RMB1,866 million (US$308.2 million) loan facilities from Chinese commercial banks in 2011, 2012 and 2013, respectively. Amounts drawn down from the facilities as at December 31, 2012 and 2013 were $66,349,563 and $30,167,927, respectively. As at December 31, 2013, Dr. Shawn Qu also fully guaranteed a one-year RMB25 million loan facility from a financial institution.

        In May, June and August 2013, Dr. Shawn Qu loaned the Company an aggregate of $13.0 million at an interest rate of 4.27%. The purpose of the loans was to fund the operations of Canadian Solar International Ltd. The Company repaid the loans, including interest of $241,729 in November and December 2013. As of December 31, 2013, the Company had no outstanding borrowings with Dr. Shawn Qu.

Sales and purchase contracts with affiliates

        In 2013, the Company sold solar modules to Gaochuangte in the amount of RMB100,879,336 ($16,390,032).

        In 2012, the Company sold solar modules to Gaochuangte in the amount of RMB66,520,343 ($10,513,212).

        In 2013, the Company paid RMB448,791,858 ($72,488,671) to Gaochuangte for EPC services related to the Company's solar power projects. These amounts were recorded in project assets.

        In 2012, the Company paid RMB12,987,653 ($2,066,288) to Gaochuangte for EPC services related to the Company's solar power projects. Since the solar power project is for the Company's internal use, these amounts were recorded in construction in progress.